Share-based Payments - Summary of Stock Option Activity and Related Information (Detail) - Employee stock options [member]	12 Months Ended
	Oct. 31, 2024 $ / shares shares	Oct. 31, 2023 $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, outstanding at beginning of year	14,688,079	11,438,024
Number of options, granted	3,973,361	3,490,610
Number of options, exercised	(2,593,751)	(212,090)
Number of options, Forfeited/cancelled/expired	(100,108)	(28,465)
Number of options, outstanding at end of year	15,967,581	14,688,079
Exercisable at end of year	5,033,423	5,807,176
Number of options, available for grant | shares	6,806,124	10,679,377
Weighted average exercise price, outstanding at beginning of year	$ 58.47	$ 57.73
Weighted average exercise price, granted	56.55	59.39
Weighted average exercise price, exercised	52.72	27.2
Weighted average exercise price, Forfeited/cancelled/expired	60.44	62.09
Weighted average exercise price, outstanding at end of year	58.55	58.47
Weighted average exercise price, exercisable at end of year	$ 55.17	$ 54.42
Reserved for future issue | shares	22,773,705	25,367,456